Mobile Financial Services activities - Unrecognized contractual commitments - Commitments received (Details) - Operating segments [member] - Orange Bank Operating Segment Member - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Received from financial institutions	€ 1,284	€ 932	€ 871
Received from customers	68	76	88
Total	1,352	€ 1,008	€ 959
Crdit Logement
Disclosure of detailed information about financial instruments [line items]
Received from financial institutions	831
BNP Paribas
Disclosure of detailed information about financial instruments [line items]
Received from financial institutions	€ 450